Income Taxes - Summary of the statutory federal income tax rate to the Company's effective tax rate (Details) - DiamondHead Holdings Corp.	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory federal income tax rate	21.00%	21.00%
Statutory state rate, net of federal benefit	0.00%
Financing costs		3.50%
Change in fair value of derivative warrant liabilities	(18.90%)	(33.90%)
Merger costs	9.90%	(0.00%)
Transaction costs allocated to derivative warrant liabilities	0.00%	0.00%
Loss upon issuance of private placement warrants	(0.70%)	(0.00%)
Change in valuation allowance	0.90%	9.40%
Income tax rate	12.20%	0.00%